Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
NONCURRENT LIABILITIES
MEMBER'S EQUITY	$ 49,109,101	$ 21,521,971
Gemini Direct Investment LLC and Subsidiaries [Member]
CURRENT ASSETS
Cash and cash equivalents	26,454,669	13,867,684
Accounts receivable, net	6,868,934	2,315,865
Debt securities to be held to maturity	1,960,000
Prepaid expenses	490,605	494,469
Total current assets	35,774,208	16,678,018
PROPERTY AND EQUIPMENT, NET	5,830,332	6,136,343
OTHER ASSETS
Intangible assets, net	38,996	47,412
Reserve account	975,000	975,000
Due from related parties	26,348,772	18,086,825
Other assets	186,226	122,179
Investment securities, at fair value	13,909,346	17,758,438
Note receivable - related party	28,500,000	28,500,000
Total other assets	69,958,340	65,489,854
TOTAL ASSETS	111,562,880	88,304,215
CURRENT LIABILITIES
Accounts payable and accrued expenses	1,090,066	965,253
Accrued distributions	2,153,504	439,089
Due to related parties	7,574,978	5,917,823
Deferred rent	99,064	110,696
Current portion of notes payable	14,865,487	8,301,164
Total current liabilities	25,783,099	15,734,025
NONCURRENT LIABILITIES
Notes payable, net of current portion	36,670,680	51,048,219
Total noncurrent liabilities	36,670,680	51,048,219
TOTAL LIABILITIES	62,453,779	66,782,244
MEMBER'S EQUITY	49,109,101	21,521,971
TOTAL LIABILITIES AND MEMBER'S EQUITY	$ 111,562,880	$ 88,304,215